RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Business services revenues	$ 366	$ 309	$ 665	$ 606
Financial assets	607		607		$ 647
Accounts and other receivable, net	592		592		655
Non-recourse borrowings in subsidiaries of the Corporation	519		519		432
Interest of others in operating subsidiaries	9,268		9,268		9,120
Brookfield corporation
Disclosure of transactions between related parties [line items]
Business services revenues	48	33	86	77
Financial assets	490		490
Accounts and other receivable, net	442		442		445
Accounts payable and other	294		294		330
Joint ventures of operating subsidiaries
Disclosure of transactions between related parties [line items]
Business services revenues	238	187	410	379
Accounts and other receivable, net	67		67		89
Associates of operating subsidiaries
Disclosure of transactions between related parties [line items]
Business services revenues	68	72	146	130
Financial assets	117		117		63
Accounts and other receivable, net	39		39		63
Non-recourse borrowings in subsidiaries of the Corporation	440		440		348
Other
Disclosure of transactions between related parties [line items]
Business services revenues	12	$ 17	23	$ 20
Accounts and other receivable, net	44		44		58
Tax receivable	177		177		170
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Non-recourse borrowings in subsidiaries of the Corporation	79		79		84
Interest of others in operating subsidiaries	$ 4		$ 4		$ 4